GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 93.6%
Argentina – 0.3%
111,700 Vista Energy SAB de CV ADR
(Energy)* $ 6,026,215
Brazil – 2.5%
45,200 Banco Bradesco SA (Banks) 85,233
1,573,000 Banco Bradesco SA ADR
(Banks) 3,319,030
818,100 Banco BTG Pactual SA
(Financial Services) 4,559,427
1,033,900 BB Seguridade Participacoes
SA (Insurance) 6,818,303
471,700 C&A MODAS SA (Consumer
Discretionary Distribution &
Retail) 790,196
308,300 Cia de Saneamento Basico do
Estado de Sao Paulo SABESP
ADR (Utilities) 4,988,294
252,600 Cia de Saneamento de Minas
Gerais Copasa MG (Utilities) 967,341
91,400 Cury Construtora e
Incorporadora SA (Consumer
Durables & Apparel) 338,133
312,925 Embraer SA ADR (Capital
Goods)* 12,820,537
69,700 Ez Tec Empreendimentos e
Participacoes SA (Consumer
Durables & Apparel) 151,469
256,400 Iochpe Maxion SA
(Automobiles & Components) 596,682
589,800 Minerva SA (Food, Beverage &
Tobacco)* 488,468
178,600 Movida Participacoes SA
(Transportation) 120,716
1,035,100 Petroleo Brasileiro SA ADR
(Energy) 14,708,771
74,600 Telefonica Brasil SA ADR
(Telecommunication Services) 658,718
200,500 Transmissora Alianca de
Energia Eletrica SA (Utilities) 1,149,674
459,200 Vale SA ADR (Materials) 4,265,968
56,826,960
Chile – 1.1%
99,416,710 Banco de Chile (Banks) 12,318,388
69,924 Banco de Credito e Inversiones
SA (Banks) 2,138,923
63,434,371 Cia Sud Americana de Vapores
SA (Transportation) 3,537,425
21,643,711 Enel Americas SA (Utilities) 1,947,470
369,331,604 Latam Airlines Group SA
(Transportation) 5,595,135
25,537,341
China – 27.2%
843,000 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 4,392,390
39,183,000 Agricultural Bank of China
Ltd., Class H (Banks) 21,580,571
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
509,600 Air China Ltd., Class A
(Transportation)* $ 521,222
170,000 Airtac International Group
(Capital Goods) 4,433,012
5,996,300 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 73,553,522
785,810 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 2,681,437
15,400 Atour Lifestyle Holdings Ltd.
ADR (Consumer Services) 422,114
1,722,000 Bank of China Ltd., Class H
(Banks) 890,839
62,894 Beijing Kingsoft Office
Software, Inc., Class A
(Software & Services) 2,725,460
928,647 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 1,562,427
195,600 BYD Co. Ltd., Class A
(Automobiles & Components) 7,365,369
566,500 BYD Co. Ltd., Class H
(Automobiles & Components) 19,907,019
369,500 BYD Electronic International
Co. Ltd. (Technology Hardware
& Equipment) 2,017,618
197,900 Caitong Securities Co. Ltd.,
Class A (Financial Services) 206,936
5,462,000 China Communications
Services Corp. Ltd., Class H
(Capital Goods) 3,107,748
6,144,000 China Construction Bank Corp.,
Class H (Banks) 4,999,467
1,257,000 China Feihe Ltd. (Food,
Beverage & Tobacco)
(a)
865,213
1,236,300 China Galaxy Securities
Co. Ltd., Class A (Financial
Services) 2,364,439
7,766,500 China Galaxy Securities
Co. Ltd., Class H (Financial
Services) 7,074,794
1,374,000 China Hongqiao Group Ltd.
(Materials) 2,309,859
4,746,000 China Medical System
Holdings Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,283,729
984,813 China Pacific Insurance Group
Co. Ltd., Class A (Insurance) 4,369,090
3,954,200 China Pacific Insurance Group
Co. Ltd., Class H (Insurance) 11,778,710
1,963,500 China Resources Land Ltd.
(Real Estate Management &
Development) 5,976,893
4,356,000 China Taiping Insurance
Holdings Co. Ltd. (Insurance) 6,502,384
3,346,500 China Yongda Automobiles
Services Holdings Ltd.
(Consumer Discretionary
Distribution & Retail) 1,092,175

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,772,000 Consun Pharmaceutical
Group Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) $ 1,789,761
7,430,000 Dongfeng Motor Group Co.
Ltd., Class H (Automobiles &
Components) 2,969,335
526,500 Dongxing Securities Co. Ltd.,
Class A (Financial Services) 765,480
2,086,000 Geely Automobile Holdings
Ltd. (Automobiles &
Components) 3,862,015
804,500 Great Wall Motor Co. Ltd.,
Class H (Automobiles &
Components) 1,314,724
4,256,340 Guoyuan Securities Co. Ltd.,
Class A (Financial Services) 4,625,621
2,186,500 Haier Smart Home Co. Ltd.,
Class A (Consumer Durables &
Apparel) 8,313,447
877,800 Haier Smart Home Co. Ltd.,
Class H (Consumer Durables &
Apparel) 2,903,376
1,885,100 Huatai Securities Co. Ltd.,
Class A (Financial Services) 4,392,681
1,268,800 Huatai Securities Co. Ltd.,
Class H (Financial Services)
(a)
2,184,972
736,500 Hundsun Technologies, Inc.,
Class A (Software & Services) 2,626,764
53,361,000 Industrial & Commercial Bank
of China Ltd., Class H (Banks) 36,321,570
149,500 JNBY Design Ltd. (Consumer
Durables & Apparel) 316,099
1,097,000 Kingsoft Corp. Ltd. (Media &
Entertainment) 5,545,798
16,342,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 19,709,252
701,500 Lens Technology Co. Ltd., Class
A (Technology Hardware &
Equipment) 2,505,086
1,599,300 Li Auto, Inc., Class A
(Automobiles & Components)* 18,823,645
1,842,000 Li Ning Co. Ltd. (Consumer
Durables & Apparel) 3,809,108
1,789,760 Meituan, Class B (Consumer
Services)*
(a)
34,063,710
923,900 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 9,350,449
79,550 NetEase Cloud Music, Inc.
(Media & Entertainment)*
(a)
1,247,579
164,100 NetEase, Inc. (Media &
Entertainment) 3,373,108
80,400 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 8,997,564
37,915,000 People's Insurance Co. Group
of China Ltd. (The), Class H
(Insurance) 19,404,204
3,938,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 6,398,185
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,505,339 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) $ 10,512,919
848,000 Postal Savings Bank of China
Co. Ltd., Class H (Banks)
(a)
506,244
49,200 Qifu Technology, Inc. ADR
(Financial Services) 1,963,080
6,770,600 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 3,771,964
642,400 Shanghai Pudong Development
Bank Co. Ltd., Class A (Banks) 937,109
6,945,900 Shenwan Hongyuan Group
Co. Ltd., Class A (Financial
Services) 4,770,443
988,500 Sinotruk Hong Kong Ltd.
(Capital Goods) 2,880,915
1,592,400 Tencent Holdings Ltd. (Media
& Entertainment) 83,784,474
42,900 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 513,942
1,750,100 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 2,200,004
3,651,600 Tongcheng Travel Holdings Ltd.
(Consumer Services) 9,205,148
417,750 Trip.com Group Ltd. (Consumer
Services)* 29,340,312
2,246,000 Uni-President China Holdings
Ltd. (Food, Beverage &
Tobacco) 2,268,512
4,629,800 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
23,204,834
1,149,500 Xtep International Holdings
Ltd. (Consumer Durables &
Apparel) 888,219
740,440 Yealink Network Technology
Corp. Ltd., Class A (Technology
Hardware & Equipment) 4,166,951
677,300 Yutong Bus Co. Ltd., Class A
(Capital Goods) 2,640,295
2,096,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 3,962,356
1,683,700 ZTE Corp., Class A
(Technology Hardware &
Equipment) 9,217,308
3,017,800 ZTE Corp., Class H
(Technology Hardware &
Equipment) 10,550,274
609,883,273
Czech Republic – 0.3%
126,800 Komercni Banka AS (Banks) 4,651,416
277,783 Moneta Money Bank AS
(Banks)
(a)
1,569,686
6,221,102
Egypt – 0.0%
499,713 Talaat Moustafa Group
(Real Estate Management &
Development) 543,884

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Greece – 0.0%
105,908 Piraeus Financial Holdings SA
(Banks) $ 479,176
Hong Kong – 0.2%
640,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) 951,413
3,772,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
2,942,517
3,893,930
India – 17.7%
249,247 ABB India Ltd. (Capital Goods) 16,847,831
177,849 Aditya Birla Capital Ltd.
(Financial Services)* 367,008
4,501 AGI Greenpac Ltd. (Materials) 40,908
88,008 Ajanta Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,730,135
136,045 Alkem Laboratories
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,941,004
112,529 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 8,825,581
53,741 Arvind Fashions Ltd.
(Consumer Discretionary
Distribution & Retail) 298,130
501,595 Ashoka Buildcon Ltd. (Capital
Goods)* 1,485,637
675,336 Axis Bank Ltd. (Banks) 7,651,931
823,649 Bank of Baroda (Banks) 2,019,741
1,913,334 Bharti Airtel Ltd.
(Telecommunication Services) 35,787,982
580,702 Biocon Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,422,088
553,880 Central Depository Services
India Ltd. (Financial Services) 8,331,437
304,333 Chambal Fertilisers and
Chemicals Ltd. (Materials) 1,763,180
703,574 Cipla Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 11,989,136
49,004 Coforge Ltd. (Software &
Services) 4,647,467
4,673 CRISIL Ltd. (Financial
Services) 293,130
54,525 Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 9,384,821
271,917 Dr Reddy's Laboratories
Ltd. ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 3,757,893
13,043 Eris Lifesciences Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
184,622
61,528 Fortis Healthcare Ltd. (Health
Care Equipment & Services) 452,968
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
16,759 Gland Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
$ 294,254
31,232 GlaxoSmithKline
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 711,144
254,084 Glenmark Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,251,968
281,446 Godrej Properties Ltd.
(Real Estate Management &
Development)* 7,519,286
1,830,111 Gujarat Pipavav Port Ltd.
(Transportation) 3,191,505
1,261,377 HCL Technologies Ltd.
(Software & Services) 25,032,266
105,295 HDFC Bank Ltd. (Banks) 2,060,979
223,532 HDFC Life Insurance Co. Ltd.
(Insurance)
(a)
1,641,571
1,569,990 Hindalco Industries Ltd.
(Materials) 10,723,196
14,647 Hindustan Aeronautics Ltd.
(Capital Goods) 662,472
2,064,885 Hindustan Zinc Ltd. (Materials) 10,689,177
13,437 ICICI Prudential Life Insurance
Co. Ltd. (Insurance)
(a)
95,342
353,739 IDBI Bank Ltd. (Banks) 329,527
164,639 Indian Hotels Co. Ltd.
(Consumer Services) 1,448,056
320,397 Indus Towers Ltd.
(Telecommunication Services)* 1,278,671
455,126 Infosys Ltd. ADR (Software &
Services)
(b)
9,990,016
309,228 InterGlobe Aviation Ltd.
(Transportation)*
(a)
15,356,005
15,551 ITC Hotels Ltd. (Consumer
Services)* 29,256
155,517 ITC Ltd. (Food, Beverage &
Tobacco) 801,247
219,960 ITD Cementation India Ltd.
(Capital Goods) 1,365,624
110,387 JB Chemicals &
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,243,756
20,855 Jubilant Foodworks Ltd.
(Consumer Services) 168,836
242,653 Kalyan Jewellers India Ltd.
(Consumer Durables & Apparel) 1,402,016
18,389 Kfin Technologies Ltd.
(Financial Services) 230,329
4,841 Larsen & Toubro Ltd. (Capital
Goods) 198,633
637,516 Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 15,271,607
196,528 Mahanagar Gas Ltd. (Utilities) 3,118,745

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
24,000 MakeMyTrip Ltd. (Consumer
Services)* $ 2,622,480
16,662 Mastek Ltd. (Software &
Services) 496,877
51,413 Motilal Oswal Financial
Services Ltd. (Financial
Services) 376,423
284,919 Mphasis Ltd. (Software &
Services) 9,373,621
14,522 Muthoot Finance Ltd. (Financial
Services) 377,782
41,304 Narayana Hrudayalaya Ltd.
(Health Care Equipment &
Services) 659,585
165,949 Nippon Life India Asset
Management Ltd. (Financial
Services)
(a)
1,114,337
479,692 Oberoi Realty Ltd. (Real Estate
Management & Development) 9,995,281
4,661 Oracle Financial Services
Software Ltd. (Software &
Services) 488,026
570 Page Industries Ltd. (Consumer
Durables & Apparel) 293,896
6,118 PB Fintech Ltd. (Insurance)* 121,297
6,103,650 PC Jeweller Ltd. (Consumer
Discretionary Distribution &
Retail)* 1,010,252
54,263 Persistent Systems Ltd.
(Software & Services) 3,760,806
5,392,951 Petronet LNG Ltd. (Energy) 19,608,356
88,756 PI Industries Ltd. (Materials) 3,560,348
3,101,310 Power Finance Corp. Ltd.
(Financial Services) 15,036,476
2,425,159 Power Grid Corp. of India Ltd.
(Utilities) 8,421,978
2,525,384 PTC India Ltd. (Utilities) 4,178,493
1,288,678 Punjab National Bank (Banks) 1,496,340
276,864 Reliance Industries Ltd.
(Energy) 4,029,164
1,201,000 Shriram Finance Ltd. (Financial
Services) 7,513,717
24,969 Solar Industries India Ltd.
(Materials) 2,924,994
1,597,810 State Bank of India (Banks) 14,203,486
81,271 Sumitomo Chemical India Ltd.
(Materials) 479,013
14,734 Tata Consultancy Services Ltd.
(Software & Services) 697,191
350,176 Tata Motors Ltd. (Automobiles
& Components) 2,881,960
324,860 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 12,241,381
31,638 Triveni Turbine Ltd. (Capital
Goods) 243,305
8,365 UltraTech Cement Ltd.
(Materials) 1,106,196
270,376 Vedanta Ltd. (Materials) 1,371,936
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,328,004 Wipro Ltd. (Software &
Services) $ 4,757,529
158,536 Zee Entertainment Enterprises
Ltd. (Media & Entertainment) 192,262
2,253,355 Zomato Ltd. (Consumer
Services)* 5,707,136
886,696 Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 9,902,706
398,572,744
Indonesia – 1.7%
18,293,700 Aneka Tambang Tbk (Materials) 1,554,466
2,652,600 Astra International Tbk PT
(Capital Goods) 779,428
19,135,200 Bank Central Asia Tbk PT
(Banks) 11,054,020
39,526,800 Bank Mandiri Persero Tbk PT
(Banks) 14,523,036
756,400 Bank Negara Indonesia Persero
Tbk PT (Banks) 220,060
37,116,900 Bank Rakyat Indonesia Persero
Tbk PT (Banks) 9,584,595
294,900 Bukit Asam Tbk PT (Energy) 48,624
551,200 Indocement Tunggal Prakarsa
Tbk PT (Materials) 198,669
719,300 Indofood CBP Sukses Makmur
Tbk PT (Food, Beverage &
Tobacco) 507,482
1,953,200 Telkom Indonesia Persero
Tbk PT (Telecommunication
Services) 314,562
38,784,942
Kuwait – 0.3%
551,097 Agility Public Warehousing Co.
KSC (Transportation) 447,763
63,918 Boursa Kuwait Securities Co.
KPSC (Financial Services) 505,297
428,283 International Financial Advisors
KSC (Financial Services)* 633,268
462,902 Kuwait Finance House KSCP
(Banks) 1,178,292
453,847 Kuwait International Bank
KSCP (Banks) 302,687
841,090 National Bank of Kuwait SAKP
(Banks) 2,626,106
172,510 National Investments Co. KSCP
(Financial Services) 145,274
5,838,687
Luxembourg – 0.0%
13,650 Reinet Investments SCA
(Financial Services) 337,858
Mexico – 1.9%
207,742 Coca-Cola Femsa SAB de
CV ADR (Food, Beverage &
Tobacco) 16,305,670

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
772,344 Genomma Lab Internacional
SAB de CV, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 1,052,180
58,385 Gruma SAB de CV, Class B
(Food, Beverage & Tobacco) 1,011,862
280,700 Grupo Aeroportuario del
Centro Norte SAB de CV
(Transportation) 2,650,408
294,835 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Transportation)* 5,449,368
10,697 Grupo Aeroportuario del
Sureste SAB de CV ADR
(Transportation) 2,936,006
1,085,029 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 7,498,125
508,215 Grupo Financiero Inbursa SAB
de CV, Class O (Banks)* 1,080,588
286,723 Grupo Mexico SAB de CV,
Series B (Materials) 1,405,665
24,100 Industrias Penoles SAB de CV
(Materials)* 340,938
305,227 Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 2,883,911
73,538 Regional SAB de CV (Banks) 479,370
43,094,091
Peru – 0.0%
300 Credicorp Ltd. (Banks) 54,930
Philippines – 0.5%
930,379 Bank of the Philippine Islands
(Banks) 1,852,056
962,960 BDO Unibank, Inc. (Banks) 2,269,941
843,760 International Container
Terminal Services, Inc.
(Transportation) 5,038,072
146,650 Jollibee Foods Corp. (Consumer
Services) 557,729
1,632,960 Metropolitan Bank & Trust Co.
(Banks) 1,935,910
11,653,708
Poland – 0.9%
78,357 Alior Bank SA (Banks) 1,808,632
348,432 Bank Pekao SA (Banks) 13,668,275
58,542 CCC SA (Consumer
Discretionary Distribution &
Retail)* 2,460,553
120,682 Orange Polska SA
(Telecommunication Services) 236,648
10,415 Santander Bank Polska SA
(Banks) 1,292,870
13,653 Text SA (Software & Services) 194,734
58,295 XTB SA (Financial Services)
(a)
938,100
20,599,812
Shares Description Value
a
Common Stocks – (continued)
Qatar – 0.3%
426,278 Commercial Bank PSQC (The)
(Banks) $ 538,265
646,904 Ooredoo QPSC
(Telecommunication Services) 2,295,523
1,745,474 Qatar Gas Transport Co. Ltd.
(Energy) 2,064,803
195,903 Qatar Islamic Bank (Banks) 1,108,204
362,334 Qatar National Bank QPSC
(Banks) 1,661,433
7,668,228
Russia – 0.0%
106,118 PhosAgro PJSC, GDR
(Materials)*
(c)
—
683 PhosAgro PJSC NPV
(Materials)*
(c)
—
18,426 Polyus PJSC, GDR
(Materials)*
(c)
—
2,789,380 Sberbank of Russia PJSC
(Banks)
(c)
—
54,816 VTB Bank PJSC (Banks)*
(c)
—
—
Saudi Arabia – 3.7%
104,858 Al Hammadi Holding (Health
Care Equipment & Services) 1,232,517
467,917 Al Rajhi Bank (Banks) 12,340,913
23,946 Aldrees Petroleum and
Transport Services Co.
(Consumer Discretionary
Distribution & Retail) 906,734
668,779 Alinma Bank (Banks) 5,320,419
1,899,535 Arab National Bank (Banks) 10,828,627
91,042 Arabian Centres Co. (Real
Estate Management &
Development)
(a)
514,905
13,902 Bank AlBilad (Banks) 147,783
96,313 Banque Saudi Fransi (Banks) 412,098
6,176 Elm Co. (Software & Services) 1,918,319
125,789 Etihad Etisalat Co.
(Telecommunication Services) 1,941,820
42,614 Jahez International Co.
(Consumer Services)* 393,112
30,749 Leejam Sports Co. JSC
(Consumer Services) 1,493,713
2,662,836 Riyad Bank (Banks) 20,788,771
69,984 Riyadh Cement Co. (Materials) 635,336
10,861 SABIC Agri-Nutrients Co.
(Materials) 332,974
204,593 Saudi Arabian Mining Co.
(Materials)* 2,654,066
1,005,260 Saudi Awwal Bank (Banks) 9,629,004
84,151 Saudi Investment Bank (The)
(Banks) 338,642
114,958 Saudi National Bank (The)
(Banks) 1,047,114
776,062 Saudi Telecom Co.
(Telecommunication Services) 8,993,200

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
30,028 United Electronics Co.
(Consumer Discretionary
Distribution & Retail) $ 787,788
82,657,855
South Africa – 2.1%
6,853,862 FirstRand Ltd. (Financial
Services) 27,884,965
608,963 Gold Fields Ltd. ADR
(Materials) 10,309,744
88,268 Harmony Gold Mining Co. Ltd.
ADR (Materials)
(b)
994,780
230,605 Hyprop Investments Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 542,368
303,568 Investec Ltd. (Financial
Services) 1,937,413
46,506 Mr Price Group Ltd. (Consumer
Discretionary Distribution &
Retail) 619,962
1,319,531 Old Mutual Ltd. (Insurance) 872,271
501,885 Pan African Resources PLC
(Materials) 251,565
617,937 Sanlam Ltd. (Insurance) 2,692,694
588,342 Vukile Property Fund Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 547,954
46,653,716
South Korea – 9.3%
53,815 Cafe24 Corp. (Software &
Services)* 1,512,443
8,577 Daou Technology, Inc.
(Financial Services)* 104,868
150,968 DB Insurance Co. Ltd.
(Insurance) 10,044,950
4,976 EMRO, Inc. (Software &
Services) 237,155
307,015 Hana Financial Group, Inc.
(Banks) 12,707,519
133,151 Hanwha General Insurance Co.
Ltd. (Insurance) 371,160
551,469 Hanwha Life Insurance Co. Ltd.
(Insurance) 942,387
51,996 HD Hyundai Electric Co. Ltd.
(Capital Goods) 14,527,849
4,772 HD Hyundai Heavy Industries
Co. Ltd. (Capital Goods)* 1,014,942
21,498 HD HYUNDAI MIPO (Capital
Goods)* 1,827,228
172,011 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods)* 27,264,167
129,081 HD-Hyundai Marine Engine
(Capital Goods)* 2,471,408
50,565 JYP Entertainment Corp.
(Media & Entertainment)* 2,599,470
122,154 KB Financial Group, Inc.
(Banks) 7,653,106
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
5,211 Kia Corp. (Automobiles &
Components) $ 363,613
7,644 Korea Aerospace Industries Ltd.
(Capital Goods)* 279,250
2,202 Korea Electric Terminal Co.
Ltd. (Capital Goods) 118,760
246,200 KT&G Corp. (Food, Beverage
& Tobacco) 18,670,221
8,306 LIG Nex1 Co. Ltd. (Capital
Goods)* 1,288,329
39,063 Meritz Financial Group, Inc.
(Financial Services)* 3,055,555
6,676 NAVER Corp. (Media &
Entertainment)* 988,630
2,127,279 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 75,973,053
24,606 Samsung Fire & Marine
Insurance Co. Ltd. (Insurance) 6,422,083
70,821 Samsung Securities Co. Ltd.
(Financial Services) 2,209,091
106,505 Shinhan Financial Group Co.
Ltd. (Banks) 3,709,975
74,358 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 10,010,792
38,323 SK Square Co. Ltd. (Capital
Goods)* 2,448,869
208,816,873
Taiwan – 19.7%
271,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 6,223,079
96,000 Advanced Power Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 238,435
202,455 Advantech Co. Ltd. (Technology
Hardware & Equipment) 2,317,817
688,000 Asia Cement Corp. (Materials) 856,574
283,000 Asia Vital Components Co.
Ltd. (Technology Hardware &
Equipment) 4,764,858
4,276,000 Cathay Financial Holding Co.
Ltd. (Insurance) 8,621,614
347,000 Chicony Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,606,886
18,000 Chief Telecom, Inc.
(Telecommunication Services) 241,800
17,103,000 China Airlines Ltd.
(Transportation) 13,439,482
52,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 585,587
713,000 Chunghwa Telecom Co. Ltd.
(Telecommunication Services) 2,722,617
14,280,000 Compal Electronics, Inc.
(Technology Hardware &
Equipment) 15,749,897

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
388,000 Contrel Technology Co.
Ltd. (Semiconductors &
Semiconductor Equipment) $ 563,874
115,800 Da-Li Development Co. Ltd.
(Real Estate Management &
Development) 147,984
2,571,000 E.Sun Financial Holding Co.
Ltd. (Banks) 2,168,186
13,069,000 Eva Airways Corp.
(Transportation) 18,843,025
472,000 Evergreen Marine Corp. Taiwan
Ltd. (Transportation) 2,927,744
8,198,750 Fubon Financial Holding Co.
Ltd. (Insurance) 22,966,225
1,318,000 Gamania Digital Entertainment
Co. Ltd. (Media &
Entertainment) 3,044,323
211,000 Genesys Logic, Inc.
(Semiconductors &
Semiconductor Equipment) 1,103,977
517,000 Global Mixed Mode
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 3,541,557
125,000 Greatek Electronics,
Inc. (Semiconductors &
Semiconductor Equipment) 233,725
1,082,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 5,777,486
176,000 Huang Hsiang Construction
Corp. (Real Estate Management
& Development) 335,961
348,000 Integrated Service Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 1,405,167
234,000 International Games System Co.
Ltd. (Media & Entertainment) 6,685,519
1,010,000 ITE Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 4,324,309
41,000 Keystone Microtech
Corp. (Semiconductors &
Semiconductor Equipment) 594,083
2,904,000 KGI Financial Holding Co. Ltd.
(Insurance) 1,518,055
1,720,000 Kindom Development Co. Ltd.
(Real Estate Management &
Development) 2,657,424
11,000 King Slide Works Co. Ltd.
(Technology Hardware &
Equipment) 498,263
68,000 Lion Travel Service Co. Ltd.
(Consumer Services) 265,939
43,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 2,422,738
81,000 LuxNet Corp. (Technology
Hardware & Equipment) 590,135
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
872,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) $ 37,763,750
3,332,000 Mitac Holdings Corp.
(Technology Hardware &
Equipment) 7,278,996
9,000 MPI Corp. (Semiconductors &
Semiconductor Equipment) 234,184
303,000 Pixart Imaging, Inc.
(Semiconductors &
Semiconductor Equipment) 2,207,865
171,000 President Chain Store Corp.
(Consumer Staples Distribution
& Retail) 1,349,363
988,000 Realtek Semiconductor
Corp. (Semiconductors &
Semiconductor Equipment) 16,273,242
9,361,000 Ruentex Development Co. Ltd.
(Real Estate Management &
Development) 11,938,975
75,000 Shinkong Insurance Co. Ltd.
(Insurance) 237,006
1,932,124 SinoPac Financial Holdings Co.
Ltd. (Banks) 1,329,920
760,000 Starlux Airlines Co. Ltd.
(Transportation)* 644,097
95,000 Syncmold Enterprise Corp.
(Technology Hardware &
Equipment) 275,031
383,760 Taishin Financial Holding Co.
Ltd. (Banks) 203,703
6,177,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 206,145,655
592,000 Tigerair Taiwan Co. Ltd.
(Transportation)* 1,613,161
172,000 Topco Scientific Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,507,589
683,000 Tripod Technology Corp.
(Technology Hardware &
Equipment) 4,005,794
2,149,000 Uni-President Enterprises Corp.
(Food, Beverage & Tobacco) 5,102,459
72,000 United Integrated Services Co.
Ltd. (Capital Goods) 1,109,626
87,000 Yankey Engineering Co. Ltd.
(Capital Goods) 1,248,023
1,015,000 Yuanta Financial Holding Co.
Ltd. (Financial Services) 1,067,482
192,000 Zippy Technology Corp.
(Capital Goods) 360,659
441,880,925
Thailand – 1.9%
1,516,500 Bangkok Airways PCL
(Transportation) 839,460
157,600 Central Pattana PCL (Real
Estate Management &
Development) 246,834

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
12,007,200 Charoen Pokphand Foods PCL
(Food, Beverage & Tobacco) $ 7,823,918
3,106,200 Com7 PCL, Class F (Consumer
Discretionary Distribution &
Retail) 2,016,111
1,233,800 CP ALL PCL (Consumer
Staples Distribution & Retail) 1,899,452
484,200 JMT Network Services PCL
(Financial Services) 209,612
155,900 Kiatnakin Phatra Bank PCL
(Banks) 240,393
10,305,400 Krung Thai Bank PCL (Banks) 6,989,497
1,189,300 PTT Exploration & Production
PCL (Energy) 4,477,589
4,482,600 SCB X PCL (Banks) 16,610,041
2,231,900 Supalai PCL (Real Estate
Management & Development) 1,110,659
42,463,566
Turkey – 1.0%
353,818 Aygaz AS (Utilities) 1,568,514
4,982,400 Enka Insaat ve Sanayi AS
(Capital Goods) 6,756,634
869,651 Is Yatirim Menkul Degerler AS
(Financial Services) 1,084,479
109,825 KOC Holding AS (Capital
Goods) 520,628
974,374 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Durables & Apparel)
(a)
1,927,120
74,332 MLP Saglik Hizmetleri AS
(Health Care Equipment &
Services)*
(a)
812,887
1,242,299 Pegasus Hava Tasimaciligi AS
(Transportation)* 8,127,133
530,787 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Equity
Real Estate Investment Trusts
(REITs)) 882,365
65,036 Yapi ve Kredi Bankasi AS
(Banks) 55,649
21,735,409
United Arab Emirates – 0.9%
456,682 Abu Dhabi Islamic Bank PJSC
(Banks) 1,939,598
4,946,781 Deyaar Development PJSC
(Real Estate Management &
Development) 1,251,843
1,503,005 Dubai Islamic Bank PJSC
(Banks) 3,144,729
385,254 Emaar Development PJSC
(Real Estate Management &
Development) 1,375,957
117,839 Emaar Properties PJSC
(Real Estate Management &
Development) 432,506
2,024,856 Emirates NBD Bank PJSC
(Banks) 11,494,058
19,638,691
Shares Description Value
a
Common Stocks – (continued)
United States – 0.1%
193,063 GCC SAB de CV (Materials) $ 1,794,046
TOTAL COMMON STOCKS
(Cost $1,859,961,772)
2,101,657,962
Shares Description Rate Value
a
Preferred Stocks – 2.8%
Brazil – 2.3%
3,261,100 Azul SA
(Transportation)* 0.00% 2,566,895
99,900 Cia Paranaense
de Energia -
Copel (Utilities) 4.38 165,815
5,165,800 Itau Unibanco
Holding SA
(Banks) 7.09 29,886,072
67,120 Itausa SA
(Banks) 6.68 109,454
4,066,100 Marcopolo SA
(Capital Goods) 6.62 5,795,743
1,964,200 Petroleo
Brasileiro
SA, 1/1/1901
(Energy) 16.11 12,667,704
79,000 Usinas
Siderurgicas de
Minas Gerais
SA Usiminas
(Materials) 5.14 74,484
51,266,167
South Korea – 0.5%
284,543 Mirae Asset
Securities Co.
Ltd., N.A.
(Financial
Services) 3.69 793,840
264,817 Samsung
Electronics Co.
Ltd., 1/1/1901
(Technology
Hardware &
Equipment) 3.35 7,772,506
9,072 Samsung Fire &
Marine Insurance
Co. Ltd.
(Insurance) 5.65 1,770,330
10,336,676
TOTAL PREFERRED STOCKS
(Cost $64,144,350)
61,602,843
Units Description Expiration Month Value
aa
Right – 0.0%
0 – 0.0%
63,794 MITAC HLDG
RTS 2/25*
(Cost $0)
—

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
aa a
Investment Company – 0.9%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
19,295,585 4.308% $ 19,295,585
(Cost $19,295,585)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,943,401,707)
2,182,556,390
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
7,065,982 4.308% 7,065,982
(Cost $7,065,982)
TOTAL INVESTMENTS – 97.6%
(Cost $1,950,467,689)
$ 2,189,622,372
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
54,906,061
NET ASSETS – 100.0%
$ 2,244,528,433
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 26.6%
Information Technology 25.8
Consumer Discretionary 12.7
Industrials 9.6
Communication Services 7.4
Health Care 4.3
Materials 3.4
Energy 2.9
Consumer Staples 2.8
Real Estate 2.1
Utilities 1.2
Investment Company 0.9
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 1,172 03/21/25 $ 63,897,440 $ 246,272

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 96.5%
Australia – 8.0%
28,147 ANZ Group Holdings Ltd.
(Banks) $ 531,516
158,747 Aristocrat Leisure Ltd.
(Consumer Services) 7,381,680
273,556 Bank of Queensland Ltd.
(Banks) 1,178,392
735,627 BHP Group Ltd. (Materials) 18,066,773
161,722 CAR Group Ltd. (Media &
Entertainment) 4,030,018
206,954 Commonwealth Bank of
Australia (Banks) 20,422,691
467,487 Computershare Ltd.
(Commercial & Professional
Services) 10,162,259
404,909 Fortescue Ltd. (Materials) 4,742,042
1,422,077 Glencore PLC (Materials)* 6,144,018
214,970 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 4,793,867
370,743 GPT Group (The) REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,052,483
128,457 Insurance Australia Group Ltd.
(Insurance) 728,513
58,679 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 3,661,064
18,379 Macquarie Group Ltd.
(Financial Services) 2,718,854
546,127 Myer Holdings Ltd. (Consumer
Discretionary Distribution &
Retail) 308,151
1,056,077 National Australia Bank Ltd.
(Banks) 26,023,488
905,321 Northern Star Resources Ltd.
(Materials) 9,581,672
625,886 Perseus Mining Ltd. (Materials) 1,092,118
75,851 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) 1,111,045
2,476,833 Qantas Airways Ltd.
(Transportation)* 14,352,916
3,952 REA Group Ltd. (Media &
Entertainment) 606,151
67,249 Rio Tinto PLC ADR (Materials) 4,062,512
699,597 Santos Ltd. (Energy) 3,029,226
204,422 Stockland REIT (Equity Real
Estate Investment Trusts
(REITs)) 647,610
568,310 Suncorp Group Ltd. (Insurance) 7,286,324
1,211,633 Telstra Group Ltd.
(Telecommunication Services) 2,958,071
630,885 Vicinity Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 855,021
65,179 Westpac Banking Corp. (Banks) 1,352,389
7,341 WiseTech Global Ltd. (Software
& Services) 555,734
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
148,259 Yancoal Australia Ltd. (Energy) $ 590,992
160,027,590
Austria – 0.2%
42,013 BAWAG Group AG (Banks)*
(a)
3,797,870
Belgium – 0.1%
12,694 Colruyt Group NV (Consumer
Staples Distribution & Retail) 467,491
4,006 D’ieteren Group (Consumer
Discretionary Distribution &
Retail) 671,955
4,343 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 844,945
86,031 Umicore SA (Materials) 866,068
2,850,459
China – 0.8%
222,500 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 1,159,320
4,366,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 5,265,610
79,238 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 3,026,698
2,979,300 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 6,672,080
16,123,708
Denmark – 2.8%
37,337 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 7,338,850
460,792 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 38,902,213
23,642 Pandora A/S (Consumer
Durables & Apparel) 4,523,149
34,273 Sydbank AS (Banks) 1,821,020
261,896 Vestas Wind Systems A/S
(Capital Goods)* 3,602,285
56,187,517
Finland – 0.9%
15,589 Elisa OYJ (Telecommunication
Services) 671,786
2,722,328 Nokia OYJ (Technology
Hardware & Equipment) 12,837,003
390,767 Nordea Bank Abp (Banks) 4,647,806
30,270 Wartsila OYJ Abp (Capital
Goods) 571,807
18,728,402
France – 8.3%
156,654 Air Liquide SA (Materials) 27,364,609
216,595 AXA SA (Insurance) 8,217,002
36,447 Bouygues SA (Capital Goods) 1,158,519
19,307 Capgemini SE (Software &
Services) 3,508,400

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
78,454 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) $ 2,728,397
119,638 Danone SA (Food, Beverage &
Tobacco) 8,380,042
41,103 Dassault Aviation SA (Capital
Goods) 9,275,013
130,423 Dassault Systemes (Software &
Services) 5,091,955
30,992 Eiffage SA (Capital Goods) 2,768,729
7,722 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 753,865
1,269 Hermes International SCA
(Consumer Durables & Apparel) 3,569,267
17,887 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 532,520
146,505 Legrand SA (Capital Goods) 14,936,604
39,824 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 29,127,466
11,917 Publicis Groupe SA (Media &
Entertainment) 1,267,397
98,279 Safran SA (Capital Goods) 24,363,019
26,465 SCOR SE (Insurance) 676,130
52,018 Thales SA (Capital Goods) 8,420,430
367,683 Valeo SE (Automobiles &
Components) 4,098,513
308,416 Veolia Environnement SA
(Utilities) 8,800,309
443,195 Vivendi SE (Media &
Entertainment) 1,252,687
166,290,873
Georgia – 0.0%
8,810 Bank of Georgia Group PLC
(Banks) 519,414
Germany – 12.8%
24,171 adidas AG (Consumer Durables
& Apparel) 6,372,924
63,494 Allianz SE (Insurance) 20,703,258
30,206 Continental AG (Automobiles &
Components) 2,146,836
506,667 Deutsche Bank AG (Financial
Services) 9,916,911
5,548 Deutsche Boerse AG (Financial
Services) 1,370,567
83,052 Deutsche Post AG
(Transportation) 2,990,106
122,260 Deutsche Telekom AG
(Telecommunication Services) 4,101,697
1,378,906 E.ON SE (Utilities) 16,332,897
145,624 Fresenius Medical Care AG
(Health Care Equipment &
Services) 7,233,842
472,279 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* 18,072,003
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
89,231 GEA Group AG (Capital
Goods) $ 4,709,354
66,837 Hannover Rueck SE (Insurance) 17,610,804
30,085 Henkel AG & Co. KGaA
(Household & Personal
Products) 2,323,986
18,739 HUGO BOSS AG (Consumer
Durables & Apparel) 877,886
74,816 Knorr-Bremse AG (Capital
Goods) 5,913,429
21,372 MTU Aero Engines AG (Capital
Goods) 7,300,953
30,667 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 16,622,513
29,510 Nemetschek SE (Software &
Services) 3,525,889
63,203 Puma SE (Consumer Durables
& Apparel) 1,983,325
5,919 Rheinmetall AG (Capital
Goods) 4,627,678
25,723 RWE AG (Utilities) 797,124
220,850 SAP SE (Software & Services) 60,860,596
52,070 Scout24 SE (Media &
Entertainment)
(a)
5,063,387
139,980 Siemens AG (Capital Goods) 30,008,364
8,298 Siemens Energy AG (Capital
Goods)* 493,708
5,865 Symrise AG (Materials) 600,541
132,517 TeamViewer SE (Software &
Services)*
(a)
1,569,358
27,762 Zalando SE (Consumer
Discretionary Distribution &
Retail)*
(a)
1,034,633
255,164,569
Hong Kong – 1.6%
1,615,400 AIA Group Ltd. (Insurance) 11,356,499
329,000 CK Asset Holdings Ltd.
(Real Estate Management &
Development) 1,374,703
47,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 424,619
717,000 Swire Pacific Ltd., Class A
(Capital Goods) 6,226,928
1,059,400 Swire Properties Ltd. (Real
Estate Management &
Development) 2,092,072
99,000 Techtronic Industries Co. Ltd.
(Capital Goods) 1,331,461
7,795,500 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
6,081,228
236,000 Wharf Real Estate Investment
Co. Ltd. (Real Estate
Management & Development) 587,269

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
1,319,000 Yue Yuen Industrial Holdings
Ltd. (Consumer Durables &
Apparel) $ 2,811,010
32,285,789
Ireland – 0.0%
48,210 Bank of Ireland Group PLC
(Banks) 479,023
Israel – 0.1%
37,715 Plus500 Ltd. (Financial
Services) 1,323,389
Italy – 4.3%
10,342 Azimut Holding SpA (Financial
Services) 270,403
65,760 Banca Generali SpA (Financial
Services) 3,292,819
1,002,368 Banca Mediolanum SpA
(Financial Services) 13,457,691
47,050 Banca Monte dei Paschi di
Siena SpA (Banks) 301,460
440,557 Banca Popolare di Sondrio SpA
(Banks) 4,067,995
1,851,284 Banco BPM SpA (Banks) 16,273,167
658,959 BPER Banca SpA (Banks) 4,488,959
28,746 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 997,900
28,460 Ferrari NV (Automobiles &
Components) 12,210,328
122,431 FinecoBank Banca Fineco SpA
(Banks) 2,324,372
113,335 Leonardo SpA (Capital Goods) 3,540,759
147,397 Moncler SpA (Consumer
Durables & Apparel) 9,330,657
387,437 Pirelli & C SpA (Automobiles
& Components)
(a)
2,331,434
179,865 Saipem SpA (Energy)* 438,900
249,657 UniCredit SpA (Banks) 11,465,067
84,791,911
Japan – 22.6%
107,200 AGC, Inc. (Capital Goods) 3,096,936
380,300 Aisin Corp. (Automobiles &
Components) 4,301,804
53,500 Asics Corp. (Consumer
Durables & Apparel) 1,192,523
219,100 Bandai Namco Holdings, Inc.
(Consumer Durables & Apparel) 5,434,563
247,600 Chubu Electric Power Co., Inc.
(Utilities) 2,579,464
100,300 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 1,482,373
306,500 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,545,349
1,403,100 Daiwa Securities Group, Inc.
(Financial Services) 10,157,263
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
67,700 DeNA Co. Ltd. (Media &
Entertainment) $ 1,188,537
117,000 DIC Corp. (Materials) 2,534,496
62,500 Electric Power Development Co.
Ltd. (Utilities) 985,989
35,600 Gunma Bank Ltd. (The) (Banks) 255,620
62,600 H.U. Group Holdings, Inc.
(Health Care Equipment &
Services) 1,025,395
58,700 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 874,559
222,500 Hachijuni Bank Ltd. (The)
(Banks) 1,456,169
91,700 Hazama Ando Corp. (Capital
Goods) 685,840
21,900 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 524,389
788,300 Hitachi Ltd. (Capital Goods) 19,818,209
3,100 Hokuhoku Financial Group, Inc.
(Banks) 42,165
1,927,700 Honda Motor Co. Ltd.
(Automobiles & Components) 18,245,977
711,600 Hulic Co. Ltd. (Real Estate
Management & Development) 6,271,714
390,600 Inpex Corp. (Energy) 4,661,441
60,300 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 1,042,065
81,900 Iyogin Holdings, Inc. (Banks) 868,680
135,700 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 1,901,303
833,900 Japan Post Bank Co. Ltd.
(Banks) 8,625,786
24,100 Japan Post Insurance Co. Ltd.
(Insurance) 469,652
85,900 JGC Holdings Corp. (Capital
Goods) 721,223
16,000 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 434,561
106,300 Kawasaki Kisen Kaisha Ltd.
(Transportation) 1,345,197
32,000 KDDI Corp.
(Telecommunication Services) 1,066,112
18,500 Keio Corp. (Transportation) 468,010
17,600 Kewpie Corp. (Food, Beverage
& Tobacco) 342,012
21,500 Keyence Corp. (Technology
Hardware & Equipment) 9,260,239
294,900 Kikkoman Corp. (Food,
Beverage & Tobacco) 3,086,496
100,700 Konami Group Corp. (Media &
Entertainment) 9,269,746
16,300 Lintec Corp. (Materials) 304,802
54,300 Mitsubishi Chemical Group
Corp. (Materials) 277,346
946,400 Mitsubishi Electric Corp.
(Capital Goods) 15,512,410

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
795,300 Mitsubishi HC Capital, Inc.
(Financial Services) $ 5,288,812
369,100 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 5,401,870
16,000 Mitsui Mining & Smelting Co.
Ltd. (Materials) 471,726
34,900 Mitsui OSK Lines Ltd.
(Transportation) 1,185,998
54,000 MIXI, Inc. (Media &
Entertainment) 1,119,746
196,800 Modec, Inc. (Energy) 4,045,541
724,200 MS&AD Insurance Group
Holdings, Inc. (Insurance) 15,015,497
288,700 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 4,535,709
151,400 NEC Corp. (Software &
Services) 15,015,676
514,800 Nexon Co. Ltd. (Media &
Entertainment) 6,687,747
551,800 NGK Insulators Ltd. (Capital
Goods) 7,080,884
8,414,300 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 8,283,464
261,900 Nippon Yusen KK
(Transportation) 8,219,349
427,900 Nomura Holdings, Inc.
(Financial Services) 2,781,943
59,800 NS Solutions Corp. (Software &
Services) 1,521,119
468,900 Obayashi Corp. (Capital Goods) 6,297,386
118,000 Obic Co. Ltd. (Software &
Services) 3,524,103
874,600 Olympus Corp. (Health Care
Equipment & Services) 13,272,930
121,800 Omron Corp. (Technology
Hardware & Equipment) 4,018,136
15,100 Oracle Corp. Japan (Software &
Services) 1,378,477
77,200 Oriental Land Co. Ltd.
(Consumer Services) 1,735,000
650,400 ORIX Corp. (Financial
Services) 13,738,286
163,500 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,537,509
1,231,000 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 7,729,645
27,600 Recruit Holdings Co. Ltd.
(Commercial & Professional
Services) 1,926,265
59,700 Round One Corp. (Consumer
Services) 503,852
194,000 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,952,187
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
73,600 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) $ 950,627
591,600 SBI Holdings, Inc. (Financial
Services) 17,053,956
75,100 Secom Co. Ltd. (Commercial &
Professional Services) 2,527,202
861,800 Sekisui House Ltd. (Consumer
Durables & Apparel)
(b)
19,806,729
51,800 Sharp Corp. (Consumer
Durables & Apparel)* 311,096
91,900 Shikoku Electric Power Co.,
Inc. (Utilities) 704,280
18,300 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,041,288
803,400 Shizuoka Financial Group, Inc.
(Banks) 7,168,285
130,500 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 781,874
2,709,400 SoftBank Corp.
(Telecommunication Services) 3,485,001
189,900 SoftBank Group Corp.
(Telecommunication Services) 11,608,904
151,700 Sojitz Corp. (Capital Goods) 3,118,130
163,200 Sompo Holdings, Inc.
(Insurance) 4,551,006
29,000 Subaru Corp. (Automobiles &
Components) 505,163
578,800 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 10,813,220
64,800 Sumitomo Heavy Industries
Ltd. (Capital Goods) 1,335,380
439,000 Sumitomo Mitsui Trust Group,
Inc. (Banks) 11,038,792
284,600 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 3,317,611
32,700 Suntory Beverage & Food Ltd.
(Food, Beverage & Tobacco) 1,015,738
21,300 Taisei Corp. (Capital Goods) 893,589
376,700 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 3,198,143
124,800 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,357,123
108,000 TDK Corp. (Technology
Hardware & Equipment) 1,305,429
98,700 TIS, Inc. (Software & Services) 2,182,384
31,500 Toho Co. Ltd. (Media &
Entertainment) 1,419,609
13,600 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) 375,983
223,100 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 728,202
115,300 Tokio Marine Holdings, Inc.
(Insurance) 3,802,983

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
5,900 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) $ 995,236
182,800 Tokyu Corp. (Transportation) 2,086,172
256,100 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 1,644,337
179,700 Toyota Motor Corp.
(Automobiles & Components) 3,408,823
226,900 Trend Micro, Inc. (Software &
Services) 13,441,616
940,300 Yamada Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,760,912
71,800 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,075,023
271,300 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 5,955,336
451,390,454
Luxembourg – 0.1%
52,640 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 2,824,147
Macau – 0.0%
582,400 MGM China Holdings Ltd.
(Consumer Services) 820,360
Netherlands – 3.5%
2,581 Adyen NV (Financial
Services)*
(a)
4,166,037
301,710 Aegon Ltd. (Insurance) 1,969,713
8,970 ASM International NV
(Semiconductors &
Semiconductor Equipment) 5,204,250
19,836 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 14,673,941
9,960 EXOR NV (Financial Services) 943,694
543,639 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 19,265,259
125,198 Wolters Kluwer NV
(Commercial & Professional
Services) 22,743,730
68,966,624
New Zealand – 0.2%
82,156 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 1,738,186
14,379 Xero Ltd. (Software &
Services)* 1,618,429
3,356,615
Norway – 0.6%
100,935 DNB Bank ASA (Banks) 2,143,928
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
62,837 Kongsberg Gruppen ASA
(Capital Goods) $ 7,458,946
59,991 Mowi ASA (Food, Beverage &
Tobacco) 1,204,728
31,495 TGS ASA (Energy) 316,971
11,124,573
Portugal – 0.1%
54,508 Galp Energia SGPS SA
(Energy) 912,255
Singapore – 1.0%
296,400 Oversea-Chinese Banking Corp.
Ltd. (Banks) 3,780,519
552,200 Singapore Exchange Ltd.
(Financial Services) 4,968,404
1,170,400 Singapore Technologies
Engineering Ltd. (Capital
Goods) 4,154,021
287,200 United Overseas Bank Ltd.
(Banks) 7,895,029
20,797,973
South Africa – 0.1%
76,151 Anglo American PLC
(Materials) 2,229,795
Spain – 1.2%
441,269 Banco Bilbao Vizcaya
Argentaria SA (Banks) 5,023,829
393,112 Banco Santander SA (Banks) 2,014,506
81,091 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
2,715,997
176,206 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 9,564,573
131,002 Inmobiliaria Colonial Socimi
SA REIT (Equity Real Estate
Investment Trusts (REITs)) 739,211
2,515,657 Unicaja Banco SA (Banks)
(a)(b)
3,579,542
23,637,658
Sweden – 5.0%
207,653 Alfa Laval AB (Capital Goods) 9,256,467
333,055 Essity AB, Class B (Household
& Personal Products) 8,434,875
156,786 Evolution AB (Consumer
Services)
(a)
12,028,565
208,714 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 2,780,656
650,279 Hexagon AB, Class B
(Technology Hardware &
Equipment) 7,528,759
452,902 Investor AB, Class B (Financial
Services) 12,896,934
418,673 SSAB AB, Class A (Materials) 2,011,424
1,365,811 SSAB AB, Class B (Materials) 6,442,778

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
1,156,658 Svenska Handelsbanken AB,
Class A (Banks) $ 12,796,897
497,211 Swedbank AB, Class A (Banks) 10,825,995
1,827,156 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 13,758,259
171,092 Telia Co. AB
(Telecommunication Services) 503,502
99,265,111
Switzerland – 3.4%
229,499 ABB Ltd. (Capital Goods) 12,496,768
20,540 Baloise Holding AG (Insurance) 3,747,951
4,041 Belimo Holding AG (Capital
Goods) 2,948,875
9,481 Cembra Money Bank AG
(Financial Services) 934,202
14,843 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 2,869,429
10,844 Kuehne + Nagel International
AG (Transportation) 2,464,113
7,616 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 4,829,249
8,794 PSP Swiss Property AG
(Real Estate Management &
Development) 1,299,068
23,880 Sika AG (Materials) 6,064,659
845,617 UBS Group AG (Financial
Services) 29,816,065
67,470,379
United Kingdom – 10.3%
24,266 Admiral Group PLC (Insurance) 810,740
139,762 Associated British Foods PLC
(Food, Beverage & Tobacco) 3,279,457
330,408 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 23,379,670
181,899 Auto Trader Group PLC (Media
& Entertainment)
(a)
1,771,672
1,002,439 Aviva PLC (Insurance) 6,354,017
48,040 Babcock International Group
PLC (Capital Goods) 320,459
391,985 BAE Systems PLC (Capital
Goods) 5,925,344
228,289 Barclays PLC (Banks) 836,679
175,985 Barratt Redrow PLC (Consumer
Durables & Apparel) 985,820
251,015 Beazley PLC (Insurance) 2,591,814
74,235 British American Tobacco PLC
(Food, Beverage & Tobacco) 2,945,348
1,301,970 BT Group PLC
(Telecommunication Services) 2,281,905
74,163 Burberry Group PLC
(Consumer Durables & Apparel) 1,083,916
17,483 DCC PLC (Capital Goods) 1,205,492
308,051 easyJet PLC (Transportation) 1,945,725
182,032 Entain PLC (Consumer
Services) 1,580,570
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
73,513 Halma PLC (Technology
Hardware & Equipment) $ 2,753,894
62,266 Hiscox Ltd. (Insurance) 843,836
1,446,192 HSBC Holdings PLC (Banks) 15,104,219
100,055 IG Group Holdings PLC
(Financial Services) 1,264,154
648,218 Imperial Brands PLC (Food,
Beverage & Tobacco) 21,862,895
168,366 Informa PLC (Media &
Entertainment) 1,796,537
49,466 InterContinental Hotels Group
PLC (Consumer Services) 6,595,871
105,136 Investec PLC (Financial
Services) 677,211
241,591 J Sainsbury PLC (Consumer
Staples Distribution & Retail) 758,778
172,142 JET2 PLC (Transportation) 3,267,752
100,557 Lancashire Holdings Ltd.
(Insurance) 809,178
60,264 Land Securities Group PLC
REIT (Equity Real Estate
Investment Trusts (REITs)) 434,619
9,551,974 Lloyds Banking Group PLC
(Banks) 7,344,191
1,296,048 M&G PLC (Financial Services) 3,338,803
964,361 Man Group PLC (Financial
Services) 2,548,604
1,013,244 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 4,197,473
488,294 National Grid PLC (Utilities) 5,923,623
2,328,292 NatWest Group PLC (Banks) 12,413,670
66,112 Next PLC (Consumer
Discretionary Distribution &
Retail) 8,125,812
74,650 Pearson PLC (Consumer
Services) 1,238,503
343,372 RELX PLC (Commercial &
Professional Services) 17,050,660
964,712 Rolls-Royce Holdings PLC
(Capital Goods)* 7,193,048
137,845 Sage Group PLC (The)
(Software & Services) 2,290,917
217,542 Smiths Group PLC (Capital
Goods) 5,540,845
195,602 SSE PLC (Utilities) 3,940,510
69,456 Tate & Lyle PLC (Food,
Beverage & Tobacco) 566,230
3,584,851 Taylor Wimpey PLC (Consumer
Durables & Apparel) 5,309,164
362,088 Tesco PLC (Consumer Staples
Distribution & Retail) 1,666,473
228,270 TP ICAP Group PLC (Financial
Services) 771,263
199,473 Trainline PLC (Consumer
Services)*
(a)
876,056
347,832 Vodafone Group PLC ADR
(Telecommunication Services) 2,970,485
206,773,902

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – 8.5%
440,068 BP PLC ADR (Energy) $ 13,668,512
47,499 Experian PLC (Commercial &
Professional Services) 2,339,787
501,756 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 17,696,934
61,716 Holcim AG (Materials)* 6,185,426
312,946 Nestle SA (Food, Beverage &
Tobacco) 26,581,831
376,271 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 39,386,857
80,845 QIAGEN NV (Pharmaceuticals,
Biotechnology & Life
Sciences)* 3,590,088
54,106 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 17,009,411
33,933 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 3,687,908
108,267 Schneider Electric SE (Capital
Goods) 27,459,204
366,241 Shell PLC (Energy) 12,117,191
169,723,149
TOTAL COMMON STOCKS
(Cost $1,765,337,181)
1,927,863,509
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Germany – 1.0%
144,511 Henkel AG & Co.
KGaA, 1/1/1901
(Household
& Personal
Products) 2.20% 12,625,906
55,625 Porsche
Automobil
Holding SE
(Automobiles &
Components) 6.72 2,198,346
17,390 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences) 0.26 5,018,259
TOTAL PREFERRED STOCKS
(Cost $17,277,201)
19,842,511
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
30,638 4.308% 30,638
(Cost $30,638)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,782,645,020)
1,947,736,658
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.0%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
19,097,834 4.308% $ 19,097,834
(Cost $19,097,834)
TOTAL INVESTMENTS – 98.5%
(Cost $1,801,742,854)
$ 1,966,834,492
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
29,379,440
NET ASSETS – 100.0%
$ 1,996,213,932
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 24.5%
Industrials 19.4
Consumer Discretionary 12.4
Health Care 11.7
Information Technology 10.5
Consumer Staples 6.4
Materials 5.0
Communication Services 3.9
Utilities 2.0
Energy 2.0
Real Estate 1.2
Investment Company 0.0
Securities Lending Reinvestment Vehicle 1.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 295 03/21/25 $ 16,192,212 $ 301,934
FTSE 100 Index 55 03/21/25 5,906,331 101,936
Hang Seng Index 18 02/27/25 2,347,630 34,129
MSCI Singapore Index 23 02/27/25 662,160 16,938
SPI 200 Index 19 03/20/25 2,512,181 39,071
TOPIX Index 47 03/13/25 8,457,848 156,546
Total
$ 650,554
Short position contracts:
Hang Seng Index 7 02/27/25 (912,967) (12,280)
Total Futures Contracts
$ 638,274

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.0%
Australia – 10.3%
1,182,432 AGL Energy Ltd. (Utilities) $ 8,410,980
22,392,679 AMP Ltd. (Financial Services) 24,672,462
396,069 Ansell Ltd. (Health Care
Equipment & Services) 8,611,351
773,684 Aurizon Holdings Ltd.
(Transportation) 1,565,798
304,896 Bank of Queensland Ltd.
(Banks) 1,313,395
565,450 Capricorn Metals Ltd.
(Materials)* 2,664,214
344,695 Challenger Ltd. (Financial
Services) 1,338,811
3,995,152 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 38,413,492
7,474,677 Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 15,010,899
195,017 Codan Ltd. (Technology
Hardware & Equipment) 1,926,933
358,883 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) 1,600,726
3,627,905 Emerald Resources NL
(Materials)* 9,552,435
4,283,926 Evolution Mining Ltd.
(Materials) 14,887,044
671,832 Flight Centre Travel Group Ltd.
(Consumer Services) 7,405,818
6,755,354 Gold Road Resources Ltd.
(Materials) 10,237,443
677,089 GrainCorp Ltd., Class A
(Consumer Staples Distribution
& Retail) 3,148,439
94,336 Helia Group Ltd. (Financial
Services) 281,787
241,965 HUB24 Ltd. (Financial
Services) 11,979,008
438,763 IRESS Ltd. (Software &
Services)* 2,539,968
587,577 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 36,659,739
67,249 Lovisa Holdings Ltd.
(Consumer Discretionary
Distribution & Retail) 1,199,584
210,950 Magellan Financial Group Ltd.
(Financial Services) 1,358,988
879,252 Megaport Ltd. (Software &
Services)* 4,586,989
7,842,859 Myer Holdings Ltd. (Consumer
Discretionary Distribution &
Retail) 4,425,314
3,343 Netwealth Group Ltd. (Financial
Services) 64,622
181,901 New Hope Corp. Ltd. (Energy) 542,316
45,902 NEXTDC Ltd. (Software &
Services)* 417,432
152,009 NRW Holdings Ltd. (Capital
Goods) 320,100
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
152,607 Nufarm Ltd. (Materials) $ 341,620
1,499,078 Nuix Ltd. (Software &
Services)* 4,138,790
21,573,261 Perseus Mining Ltd. (Materials) 37,643,497
341,643 Pinnacle Investment
Management Group Ltd.
(Financial Services) 5,356,608
1,089,286 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) 15,955,563
17,694,074 Ramelius Resources Ltd.
(Materials) 26,663,823
179,699 Regis Healthcare Ltd. (Health
Care Equipment & Services) 725,891
1,839,415 Regis Resources Ltd.
(Materials)* 3,427,601
1,463,634 Resolute Mining Ltd.
(Materials)* 369,892
343,662 SiteMinder Ltd. (Software &
Services)* 1,264,547
1,345,405 Technology One Ltd. (Software
& Services) 25,580,507
642,025 Temple & Webster Group
Ltd. (Consumer Discretionary
Distribution & Retail)* 5,683,226
40,234,306 Vault Minerals Ltd. (Materials)* 9,534,112
6,350,201 Ventia Services Group Pty Ltd.
(Capital Goods) 14,928,012
2,851,404 Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 4,273,690
458,378 WEB Travel Group, Ltd.
(Consumer Services)* 1,436,168
1,523,931 West African Resources Ltd.
(Materials)* 1,542,765
14,746,164 Westgold Resources Ltd.
(Materials) 23,229,841
1,384,338 Worley Ltd. (Capital Goods) 12,300,718
590,026 Yancoal Australia Ltd. (Energy) 2,351,970
411,884,928
Austria – 1.2%
499,141 BAWAG Group AG (Banks)*
(a)
45,121,102
9,727 EVN AG (Utilities) 234,499
101,859 voestalpine AG (Materials) 2,130,372
13,131 Wienerberger AG (Materials) 383,321
47,869,294
Belgium – 1.0%
51,800 Ackermans & van Haaren NV
(Capital Goods) 10,052,654
245,931 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 14,816,476
288,398 Colruyt Group NV (Consumer
Staples Distribution & Retail) 10,621,039
516,190 Umicore SA (Materials) 5,196,447
40,686,616
Brazil – 0.0%
1,384,937 Karoon Energy Ltd. (Energy) 1,339,188

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
55,290 Pluxee NV (Financial Services) $ 1,284,037
2,623,225
China – 0.0%
3,202,100 Yanlord Land Group Ltd.
(Real Estate Management &
Development)* 1,338,480
Denmark – 2.1%
3,561 Chemometec A/S
(Pharmaceuticals,
Biotechnology & Life Sciences) 275,821
649,776 GN Store Nord AS (Consumer
Durables & Apparel)* 13,307,393
55,150 Netcompany Group A/S
(Software & Services)*
(a)
2,243,990
580,814 NKT A/S (Capital Goods)* 38,827,412
13,266 Ringkjoebing Landbobank A/S
(Banks) 2,163,793
485,139 Sydbank AS (Banks) 25,776,782
82,595,191
Faroe Islands – 0.0%
8,938 Bakkafrost P/F (Food, Beverage
& Tobacco) 510,519
Finland – 1.8%
480,030 Cargotec OYJ, Class B (Capital
Goods) 23,870,613
265,024 Kalmar OYJ, Class B (Capital
Goods)* 8,909,817
577,768 Konecranes OYJ (Capital
Goods) 34,758,060
1,025,154 Mandatum OYJ (Insurance) 5,067,563
65,629 Tokmanni Group Corp.
(Consumer Discretionary
Distribution & Retail) 950,966
73,557,019
France – 2.3%
409,192 Coface SA (Insurance) 6,598,124
119,127 ICADE REIT (Equity Real
Estate Investment Trusts
(REITs)) 2,801,044
264,853 IPSOS SA (Media &
Entertainment) 12,532,559
11,681 JCDecaux SE (Media &
Entertainment)* 195,598
341,472 Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,748,471
919,848 SCOR SE (Insurance) 23,500,345
2,398 Societe BIC SA (Commercial &
Professional Services) 158,217
3,489,765 Valeo SE (Automobiles &
Components) 38,899,942
939,975 Vivendi SE (Media &
Entertainment) 2,656,832
91,091,132
Shares Description Value
a
Common Stocks – (continued)
Georgia – 0.5%
242,962 Bank of Georgia Group PLC
(Banks) $ 14,324,382
118,899 TBC Bank Group PLC (Banks) 4,923,928
19,248,310
Germany – 2.4%
8,439 Bilfinger SE (Commercial &
Professional Services) 434,061
172,462 Duerr AG (Capital Goods) 4,247,901
16,280 Gerresheimer AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,140,256
703,730 HelloFresh SE (Consumer
Staples Distribution & Retail)* 7,742,894
768,407 Hensoldt AG (Capital Goods) 30,895,322
32,799 HUGO BOSS AG (Consumer
Durables & Apparel) 1,536,570
435,895 Nordex SE (Capital Goods)* 5,032,347
839,976 Softwareone Holding AG
(Technology Hardware &
Equipment)* 5,496,851
35,466 Stroeer SE & Co. KGaA (Media
& Entertainment) 2,096,266
599,994 TAG Immobilien AG (Real
Estate Management &
Development)* 8,916,791
2,185,653 TeamViewer SE (Software &
Services)*
(a)
25,884,010
221,033 thyssenkrupp AG (Materials) 1,095,349
94,518,618
Hong Kong – 1.8%
168,000 DFI Retail Group Holdings Ltd.
(Consumer Staples Distribution
& Retail) 394,147
509,000 Hysan Development Co. Ltd.
(Real Estate Management &
Development) 735,983
4,218,000 Kerry Properties Ltd. (Real
Estate Management &
Development) 8,296,705
6,606,000 New World Development Co.
Ltd. (Real Estate Management
& Development)
(b)
3,544,702
3,530,000 Pacific Basin Shipping Ltd.
(Transportation) 714,509
1,099,000 Stella International Holdings
Ltd. (Consumer Durables &
Apparel) 2,485,194
10,248,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) 15,234,493
1,072,000 VTech Holdings Ltd.
(Technology Hardware &
Equipment) 7,067,980
16,158,000 Yue Yuen Industrial Holdings
Ltd. (Consumer Durables &
Apparel) 34,435,406
72,909,119

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 0.2%
15,052,000 First Pacific Co. Ltd. (Food,
Beverage & Tobacco) $ 8,333,637
Ireland – 0.1%
1,785,645 Greencore Group PLC (Food,
Beverage & Tobacco) 4,299,633
Israel – 3.9%
88,576 Airport City Ltd. (Real Estate
Management & Development)* 1,494,841
341,428 Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) 3,077,506
604,625 Amot Investments Ltd.
(Real Estate Management &
Development) 3,535,144
9,838,819 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 15,616,309
13,422 Big Shopping Centers Ltd.
(Real Estate Management &
Development)* 2,096,681
27,124 Camtek Ltd. (Semiconductors &
Semiconductor Equipment) 2,392,652
40,983 Clal Insurance Enterprises
Holdings Ltd. (Insurance) 1,072,255
2,366 Delek Group Ltd. (Energy) 345,574
255,404 El Al Israel Airlines
(Transportation)* 640,479
11,296 Elco Ltd. (Capital Goods) 507,040
20,001 Fattal Holdings 1998 Ltd.
(Consumer Services)* 2,793,734
135,197 First International Bank Of
Israel Ltd. (The) (Banks) 7,178,602
20,415 Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,690,076
211,479 G City Ltd. (Real Estate
Management & Development) 792,336
705,179 Harel Insurance Investments
& Financial Services Ltd.
(Insurance) 11,184,233
52,712 Israel Canada T.R Ltd.
(Real Estate Management &
Development) 231,573
10,822 Israel Corp. Ltd. (Materials) 3,174,113
26,140 Melisron Ltd. (Real Estate
Management & Development) 2,472,951
2,288,750 Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 6,859,444
99,020 Nova Ltd. (Semiconductors &
Semiconductor Equipment)* 23,787,980
664,895 Phoenix Financial Ltd.
(Insurance) 11,231,051
1,146,477 Plus500 Ltd. (Financial
Services) 40,228,959
51,020 Shapir Engineering and Industry
Ltd. (Capital Goods)* 378,678
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
753,661 Shufersal Ltd. (Consumer
Staples Distribution & Retail) $ 7,809,499
18,776 Strauss Group Ltd. (Food,
Beverage & Tobacco) 379,542
86,547 Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* 4,057,454
4,426 YH Dimri Construction &
Development Ltd. (Real Estate
Management & Development) 438,598
155,467,304
Italy – 4.0%
10,027,059 A2A SpA (Utilities) 23,680,281
435,558 Azimut Holding SpA (Financial
Services) 11,388,142
696,286 Banca Generali SpA (Financial
Services) 34,865,327
3,480,567 Banca Popolare di Sondrio SpA
(Banks) 32,138,701
391,486 De' Longhi SpA (Consumer
Durables & Apparel) 13,764,042
5,728,544 Pirelli & C SpA (Automobiles
& Components)
(a)
34,471,989
8,687 Reply SpA (Software &
Services) 1,431,930
1,788,864 Saipem SpA (Energy)* 4,365,119
239,320 Technogym SpA (Consumer
Durables & Apparel)
(a)
2,783,892
158,889,423
Japan – 35.4%
549,800 ABC-Mart, Inc. (Consumer
Discretionary Distribution &
Retail) 11,475,371
11,682 Activia Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 25,418,871
3,455 AEON REIT Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs))
(b)
2,790,300
690,600 Air Water, Inc. (Materials) 8,610,219
300,100 Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 3,000,893
138,600 Amano Corp. (Technology
Hardware & Equipment) 3,625,448
171,900 Aoyama Trading Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,420,937
224,200 Artience Co. Ltd. (Materials) 4,460,204
92,400 ASKUL Corp. (Consumer
Discretionary Distribution &
Retail) 1,012,927
1,399,600 Azbil Corp. (Technology
Hardware & Equipment) 10,542,768
853,400 Bic Camera, Inc. (Consumer
Discretionary Distribution &
Retail)
(b)
9,184,831

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
346,600 BIPROGY, Inc. (Software &
Services) $ 10,709,503
492,600 Casio Computer Co. Ltd.
(Consumer Durables & Apparel) 4,095,437
190,000 Central Glass Co. Ltd. (Capital
Goods) 4,019,639
302,600 Chugin Financial Group, Inc.
(Banks) 3,321,923
22,800 Chugoku Marine Paints Ltd.
(Materials) 346,086
632,000 Citizen Watch Co. Ltd.
(Technology Hardware &
Equipment) 3,829,370
23,900 CKD Corp. (Capital Goods) 388,882
534,100 Coca-Cola Bottlers Japan
Holdings, Inc. (Food, Beverage
& Tobacco) 8,310,193
102,500 Credit Saison Co. Ltd.
(Financial Services) 2,416,145
103,000 Dai-Dan Co. Ltd. (Capital
Goods) 2,441,784
40,600 Daikokutenbussan Co. Ltd.
(Consumer Staples Distribution
& Retail) 1,973,433
18,338 Daiwa House REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 28,853,900
55,800 Daiwabo Holdings Co. Ltd.
(Technology Hardware &
Equipment) 1,085,959
657,700 DCM Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 6,003,379
644,400 DeNA Co. Ltd. (Media &
Entertainment) 11,313,042
873,900 DIC Corp. (Materials) 18,930,735
21,500 DMG Mori Co. Ltd. (Capital
Goods) 346,794
224,600 Doutor Nichires Holdings Co.
Ltd. (Consumer Services) 3,415,387
10,300 DTS Corp. (Software &
Services) 280,927
8,100 Electric Power Development Co.
Ltd. (Utilities) 127,784
321,400 Food & Life Cos. Ltd.
(Consumer Services) 7,189,872
287,400 Fuji Corp. (Capital Goods) 4,339,978
18,700 Fuji Oil Holdings, Inc. (Food,
Beverage & Tobacco) 406,219
148,400 Fujita Kanko, Inc. (Consumer
Services) 9,480,343
48,100 Fujitec Co. Ltd. (Capital Goods) 1,830,975
724,200 Furukawa Electric Co. Ltd.
(Capital Goods) 33,114,966
373,700 Glory Ltd. (Capital Goods) 6,352,377
1,513 GLP J REIT (Equity Real Estate
Investment Trusts (REITs)) 1,238,906
167,300 GMO internet group, Inc.
(Software & Services) 2,969,535
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
888,200 Gunma Bank Ltd. (The) (Banks) $ 6,377,584
1,041,600 H.U. Group Holdings, Inc.
(Health Care Equipment &
Services) 17,061,520
2,471,900 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 36,828,318
2,586,800 Hachijuni Bank Ltd. (The)
(Banks) 16,929,523
2,756,200 Hazama Ando Corp. (Capital
Goods) 20,614,102
64,900 Heiwa Corp. (Consumer
Services) 975,380
33,800 Hirose Electric Co. Ltd.
(Technology Hardware &
Equipment) 4,040,255
1,985,100 HIS Co. Ltd. (Consumer
Services)* 19,546,332
462,900 Hokuhoku Financial Group, Inc.
(Banks) 6,296,188
1,415,400 Hokuriku Electric Power Co.
(Utilities) 7,869,326
196 Ichigo Office REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 104,697
100,600 Iida Group Holdings Co. Ltd.
(Consumer Durables & Apparel) 1,523,784
1,977,400 Iino Kaiun Kaisha Ltd.
(Transportation) 14,267,026
71,600 Inabata & Co. Ltd. (Capital
Goods) 1,480,540
801,500 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 13,850,993
1,559,700 Iyogin Holdings, Inc. (Banks) 16,543,101
12,600 Izumi Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 253,423
1,255,400 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 17,589,504
233,800 JAFCO Group Co. Ltd.
(Financial Services) 3,417,155
948,100 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 17,163,563
4,297,400 JGC Holdings Corp. (Capital
Goods) 36,081,277
311,300 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 5,574,672
599,900 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 16,293,337
108,800 Kamigumi Co. Ltd.
(Transportation) 2,370,376
14,500 Kandenko Co. Ltd. (Capital
Goods) 232,076

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
39,959 KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) $ 39,898,554
184,500 Keio Corp. (Transportation) 4,667,449
1,445,500 Kewpie Corp. (Food, Beverage
& Tobacco) 28,089,643
392,300 Kinden Corp. (Capital Goods) 8,024,907
144,100 Kohnan Shoji Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 3,349,943
3,146,200 Konica Minolta, Inc.
(Technology Hardware &
Equipment) 12,735,674
175,400 Koshidaka Holdings Co. Ltd.
(Consumer Services) 1,203,386
367,400 K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 3,375,916
43,600 Kumagai Gumi Co. Ltd.
(Capital Goods) 1,078,826
74,300 Kura Sushi, Inc. (Consumer
Services)
(b)
1,316,791
138,400 Kurita Water Industries Ltd.
(Capital Goods) 4,820,348
181,900 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 3,599,388
50,100 Kyoto Financial Group, Inc.
(Banks) 753,416
18,700 Life Corp. (Consumer Staples
Distribution & Retail) 433,855
749,300 Lintec Corp. (Materials) 14,011,558
289,000 Maruha Nichiro Corp. (Food,
Beverage & Tobacco) 5,572,111
142,000 Matsui Securities Co. Ltd.
(Financial Services) 747,023
86,500 Maxell Ltd. (Technology
Hardware & Equipment) 1,114,537
289,000 Medipal Holdings Corp. (Health
Care Equipment & Services) 4,345,029
14,300 Medley, Inc. (Health Care
Equipment & Services)* 373,909
207,000 Megmilk Snow Brand Co. Ltd.
(Food, Beverage & Tobacco) 3,546,943
86,700 MEITEC Group Holdings, Inc.
(Commercial & Professional
Services) 1,683,484
429,100 MIRAIT ONE Corp. (Capital
Goods) 6,372,508
217,100 MISUMI Group, Inc. (Capital
Goods) 3,474,814
145 Mitsubishi Estate Logistics
REIT Investment Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 332,365
733,200 Mitsubishi Logistics Corp.
(Transportation) 5,237,971
55,200 Mitsubishi Research Institute,
Inc. (Software & Services) 1,717,440
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
103,300 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) $ 3,311,335
496,400 Mitsui E&S Co. Ltd. (Capital
Goods) 5,028,820
127,300 Mitsui Mining & Smelting Co.
Ltd. (Materials) 3,753,170
434,100 MIXI, Inc. (Media &
Entertainment) 9,001,517
413,800 Mizuho Leasing Co. Ltd.
(Financial Services) 2,708,272
1,756,300 Modec, Inc. (Energy) 36,103,573
845,800 Monex Group, Inc. (Financial
Services) 4,942,843
63,300 Money Forward, Inc. (Software
& Services)* 1,751,814
7,656 Mori Trust Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 3,122,617
694,500 Morinaga & Co. Ltd. (Food,
Beverage & Tobacco) 11,971,170
195,200 Nagase & Co. Ltd. (Capital
Goods) 3,666,427
1,203,800 Namura Shipbuilding Co. Ltd.
(Capital Goods)
(b)
15,456,331
2,564,000 NGK Insulators Ltd. (Capital
Goods) 32,902,114
2,900 Nihon Kohden Corp. (Health
Care Equipment & Services) 41,396
521,000 Nippn Corp. (Food, Beverage &
Tobacco) 7,286,944
905,500 Nippon Kayaku Co. Ltd.
(Materials) 7,410,730
202,900 Nippon Light Metal Holdings
Co. Ltd. (Materials) 2,077,948
420 Nippon Prologis REIT, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 640,519
929,000 Nippon Shokubai Co. Ltd.
(Materials) 11,269,575
31,200 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) 1,001,101
659,800 Nisshinbo Holdings, Inc.
(Capital Goods) 3,774,756
230,300 Nissui Corp. (Food, Beverage &
Tobacco) 1,269,003
62,600 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 940,920
253,400 NOK Corp. (Automobiles &
Components) 3,834,066
25,927 Nomura Real Estate Master
Fund, Inc. REIT (Equity Real
Estate Investment Trusts
(REITs)) 24,970,377
38,600 Noritsu Koki Co. Ltd. (Capital
Goods) 1,248,175
549,100 NS Solutions Corp. (Software &
Services) 13,967,334

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
804,800 NS United Kaiun Kaisha Ltd.
(Transportation) $ 20,311,199
218,400 Nxera Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,355,676
1,001,300 Oji Holdings Corp. (Materials) 4,044,024
621,700 Okamura Corp. (Commercial &
Professional Services) 7,947,809
2,340,600 Okasan Securities Group, Inc.
(Financial Services) 9,674,069
1,717,100 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) 10,735,872
9,200 Organo Corp. (Capital Goods) 455,406
204,000 Orient Corp. (Financial
Services) 1,073,683
611,800 Pigeon Corp. (Household &
Personal Products) 5,797,753
184,700 PKSHA Technology, Inc.
(Software & Services)* 4,243,107
327,300 Resorttrust, Inc. (Consumer
Services) 6,860,757
231,300 Rinnai Corp. (Consumer
Durables & Apparel) 5,098,523
808,200 Round One Corp. (Consumer
Services) 6,820,989
40,800 Saizeriya Co. Ltd. (Consumer
Services) 1,220,023
86,700 San-In Godo Bank Ltd. (The)
(Banks) 741,084
22,600 Sanki Engineering Co. Ltd.
(Capital Goods) 455,015
99,500 Sankyu, Inc. (Transportation) 3,553,769
244,900 Sanrio Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 9,138,523
2,940,400 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 29,588,720
1,830,400 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 23,641,688
133,900 Seiko Group Corp. (Consumer
Durables & Apparel) 4,581,608
1,005,300 Seino Holdings Co. Ltd.
(Transportation) 15,175,726
6,938 Sekisui House Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 3,546,787
544,100 Sharp Corp. (Consumer
Durables & Apparel)* 3,267,712
1,475,200 Shikoku Electric Power Co.,
Inc. (Utilities) 11,305,266
581,400 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 33,082,224
303,400 Shimizu Corp. (Capital Goods) 2,630,564
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,300 SHO-BOND Holdings Co. Ltd.
(Capital Goods) $ 366,179
8,600 Sinfonia Technology Co. Ltd.
(Capital Goods) 385,265
4,479,400 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 26,837,755
37,300 Skylark Holdings Co. Ltd.
(Consumer Services) 590,144
199,000 Sohgo Security Services
Co. Ltd. (Commercial &
Professional Services) 1,336,794
1,607,200 Sojitz Corp. (Capital Goods) 33,035,323
313,400 Sugi Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) 5,450,158
897,300 Sumitomo Heavy Industries
Ltd. (Capital Goods) 18,491,304
137,500 Sumitomo Osaka Cement Co.
Ltd. (Materials) 2,932,043
1,847,800 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 21,539,988
95,100 Suruga Bank Ltd. (Banks) 739,226
463,400 Suzuken Co. Ltd. (Health Care
Equipment & Services) 14,464,269
473,100 Systena Corp. (Software &
Services) 1,081,652
48,400 Taikisha Ltd. (Capital Goods) 1,456,773
2,882,000 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 24,467,873
101,800 Tamron Co. Ltd. (Consumer
Durables & Apparel) 2,978,046
17,700 TechMatrix Corp. (Software &
Services) 287,127
340,600 Toa Corp. (Capital Goods) 2,601,838
1,344,700 Toda Corp. (Capital Goods) 8,140,189
282,700 Toei Animation Co. Ltd. (Media
& Entertainment) 5,784,381
8,000 Toei Co. Ltd. (Media &
Entertainment) 293,381
99,500 Toho Gas Co. Ltd. (Utilities) 2,497,392
573,100 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) 15,843,793
2,553,400 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 8,334,340
28,700 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,358,811
316,700 Tokyo Tatemono Co. Ltd.
(Real Estate Management &
Development) 4,883,867
3,163,100 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 20,309,264
184,300 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,568,035

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
453,100 Toyo Seikan Group Holdings
Ltd. (Materials) $ 6,879,603
209,400 Toyo Tire Corp. (Automobiles
& Components) 3,441,983
28,500 TRE Holdings Corp.
(Commercial & Professional
Services) 286,639
368,400 Trial Holdings, Inc. (Consumer
Staples Distribution & Retail) 6,432,605
22,900 Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) 674,219
46,100 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 2,821,457
7,000 UACJ Corp. (Materials) 240,494
26,800 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 1,053,998
10,100 Wacoal Holdings Corp.
(Consumer Durables & Apparel) 352,433
4,289,000 Yamada Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 12,593,377
332,100 Yamaha Corp. (Consumer
Durables & Apparel) 2,348,724
1,413,819,247
Netherlands – 2.0%
176,952 Aalberts NV (Capital Goods) 6,245,861
694,906 Arcadis NV (Commercial &
Professional Services) 39,672,593
383,091 Fugro NV (Capital Goods) 6,114,853
933,357 Koninklijke BAM Groep NV
(Capital Goods) 4,097,535
146,113 Koninklijke Heijmans N.V
(Capital Goods) 4,868,581
9,610 Koninklijke Vopak NV (Energy) 441,107
7,133 SBM Offshore NV (Energy) 133,260
303,151 Van Lanschot Kempen NV
(Financial Services) 14,915,389
76,489,179
Norway – 1.9%
6,125,490 Aker Solutions ASA (Energy) 17,392,513
84,288 Crayon Group Holding ASA
(Software & Services)*
(a)
786,071
1,418,523 Europris ASA (Consumer
Discretionary Distribution &
Retail)
(a)
10,348,698
14,279 Golden Ocean Group Ltd.
(Transportation) 132,840
668,389 Hoegh Autoliners ASA
(Transportation) 6,063,661
5,877,552 MPC Container Ships ASA
(Transportation) 9,554,716
5,231,650 Norwegian Air Shuttle ASA
(Transportation)* 4,997,032
188,419 Schibsted ASA, Class A (Media
& Entertainment) 5,593,291
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
532,944 Schibsted ASA, Class B (Media
& Entertainment) $ 15,234,538
201,908 Stolt-Nielsen Ltd.
(Transportation) 5,226,664
189,117 Storebrand ASA (Insurance) 2,226,815
77,556,839
Portugal – 0.2%
7,426,623 Sonae SGPS SA (Consumer
Staples Distribution & Retail) 6,941,648
Singapore – 1.1%
4,667,100 ComfortDelGro Corp. Ltd.
(Transportation) 4,837,101
1,141,333 Hafnia Ltd. (Energy) 6,014,702
21,909 Kenon Holdings Ltd. (Utilities) 670,609
239,600 Keppel DC REIT (Equity
Real Estate Investment Trusts
(REITs)) 386,446
5,526,000 SATS Ltd. (Transportation) 13,753,352
1,103,500 Seatrium Ltd. (Capital Goods)* 1,803,834
236,700 Sheng Siong Group Ltd.
(Consumer Staples Distribution
& Retail) 283,492
5,373,900 Suntec Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 4,692,700
557,600 UOL Group Ltd. (Real Estate
Management & Development) 2,079,542
788,300 Venture Corp. Ltd. (Technology
Hardware & Equipment) 7,315,752
1,438,600 Yangzijiang Financial Holding
Ltd. (Financial Services) 501,141
42,338,671
Spain – 1.8%
678,344 Fluidra SA (Capital Goods) 17,416,501
981,425 Indra Sistemas SA (Software &
Services) 18,810,179
2,455,609 Inmobiliaria Colonial Socimi
SA REIT (Equity Real Estate
Investment Trusts (REITs)) 13,856,371
60,339 Logista Integral SA
(Transportation) 1,823,143
91,023 Mapfre SA (Insurance) 252,893
508,833 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 5,863,936
9,032,941 Unicaja Banco SA (Banks)
(a)
12,853,022
10,637 Viscofan SA (Food, Beverage &
Tobacco) 674,228
71,550,273
Sweden – 5.8%
1,262,330 AAK AB (Food, Beverage &
Tobacco) 36,689,207
50,716 Ambea AB (Health Care
Equipment & Services)
(a)
425,174
1,514,644 Arjo AB, Class B (Health Care
Equipment & Services) 5,436,861

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
915,657 Axfood AB (Consumer Staples
Distribution & Retail) $ 19,654,608
1,654,011 Betsson AB, Class B (Consumer
Services)* 22,605,821
389,262 Bravida Holding AB
(Commercial & Professional
Services)
(a)
3,106,344
1,665,676 Elekta AB, Class B (Health
Care Equipment & Services) 9,871,307
2,515,708 Fortnox AB (Software &
Services) 17,414,271
604,729 Hemnet Group AB (Media &
Entertainment) 20,094,894
177,392 Hexatronic Group AB (Capital
Goods)* 579,107
1,197,990 Hexpol AB (Materials) 11,208,908
1,090,610 Husqvarna AB, Class B (Capital
Goods) 5,807,656
269,711 Inwido AB (Capital Goods) 4,962,305
320,963 Loomis AB (Commercial &
Professional Services) 10,215,703
456,284 Mycronic AB (Technology
Hardware & Equipment) 18,498,868
1,403,771 SSAB AB, Class A (Materials) 6,744,114
7,680,039 SSAB AB, Class B (Materials) 36,228,135
548,925 Truecaller AB, Class B
(Software & Services) 3,263,763
232,807,046
Switzerland – 4.4%
42,919 Accelleron Industries AG
(Capital Goods) 2,144,884
2,172 Allreal Holding AG (Real Estate
Management & Development) 406,646
1,704,397 Aryzta AG (Food, Beverage &
Tobacco)* 3,370,185
65,361 Belimo Holding AG (Capital
Goods) 47,696,473
11,210 Burckhardt Compression
Holding AG (Capital Goods) 8,469,622
134,943 Cembra Money Bank AG
(Financial Services) 13,296,487
8,958 DKSH Holding AG (Capital
Goods) 704,247
9,379 dormakaba Holding AG (Capital
Goods) 6,734,683
75,982 Galenica AG (Health Care
Equipment & Services)
(a)
6,771,256
37,050 Huber + Suhner AG (Capital
Goods) 3,075,043
2,865 Inficon Holding AG
(Technology Hardware &
Equipment) 3,692,964
305,139 PSP Swiss Property AG
(Real Estate Management &
Development) 45,075,774
7,158 Siegfried Holding
AG (Pharmaceuticals,
Biotechnology & Life
Sciences)* 8,039,883
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
82,213 Sulzer AG (Capital Goods) $ 13,345,534
32,712 Tecan Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 8,397,715
48,077 Vontobel Holding AG (Financial
Services) 3,552,577
162 Ypsomed Holding AG (Health
Care Equipment & Services) 63,659
28,742 Zehnder Group AG (Capital
Goods) 1,588,418
176,426,050
United Kingdom – 11.6%
2,082,000 abrdn PLC (Financial Services) 3,981,980
2,362,574 B&M European Value Retail
SA (Consumer Discretionary
Distribution & Retail) 9,432,357
3,494,701 Babcock International Group
PLC (Capital Goods) 23,311,988
542,986 Balfour Beatty PLC (Capital
Goods) 3,131,954
3,278,501 Beazley PLC (Insurance) 33,851,618
202,492 Bellway PLC (Consumer
Durables & Apparel) 6,536,432
216,272 Breedon Group PLC (Materials) 1,169,160
2,063,582 British Land Co. PLC (The)
REIT (Equity Real Estate
Investment Trusts (REITs)) 9,597,958
2,004,195 Burberry Group PLC
(Consumer Durables & Apparel) 29,291,940
266,646 Bytes Technology Group PLC
(Software & Services) 1,528,101
881,701 Chemring Group PLC (Capital
Goods) 3,469,517
1,732 Clarkson PLC (Transportation) 91,583
2,920,824 ConvaTec Group PLC (Health
Care Equipment & Services)
(a)
8,905,439
1,451,620 Deliveroo PLC (Consumer
Services)*
(a)
2,363,223
25,081 Diploma PLC (Capital Goods) 1,404,356
170,422 Direct Line Insurance Group
PLC (Insurance) 565,879
393,588 Drax Group PLC (Utilities) 3,037,863
5,616,204 easyJet PLC (Transportation) 35,473,316
276,160 Gamma Communications PLC
(Telecommunication Services) 4,581,460
380,618 Greggs PLC (Consumer
Services) 10,155,904
843,984 Hiscox Ltd. (Insurance) 11,437,771
2,217,270 IG Group Holdings PLC
(Financial Services) 28,014,300
671,200 Investec PLC (Financial
Services) 4,323,391
204,865 J D Wetherspoon PLC
(Consumer Services) 1,587,577
1,234,933 JET2 PLC (Transportation) 23,442,590
32,403 Johnson Matthey PLC
(Materials) 572,843
44,929 Kainos Group PLC (Software &
Services) 455,688

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
67,473 Keller Group PLC (Capital
Goods) $ 1,140,856
986,058 Kier Group PLC (Capital
Goods) 1,825,401
1,102,083 Lancashire Holdings Ltd.
(Insurance) 8,868,415
9,223,581 Man Group PLC (Financial
Services) 24,375,994
5,619,754 Mitie Group PLC (Commercial
& Professional Services) 8,047,328
1,274,315 Paragon Banking Group PLC
(Financial Services) 12,695,497
605,447 Playtech PLC (Consumer
Services)* 5,517,603
7,334,237 QinetiQ Group PLC (Capital
Goods) 33,669,382
117,539 Rotork PLC (Capital Goods) 506,945
11,562,914 Serco Group PLC (Commercial
& Professional Services) 22,279,494
3,531,036 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 5,412,421
301,840 Softcat PLC (Software &
Services) 6,002,998
528,019 Subsea 7 SA (Energy) 8,710,384
2,901,159 Tate & Lyle PLC (Food,
Beverage & Tobacco) 23,651,261
3,260,477 TP ICAP Group PLC (Financial
Services) 11,016,272
2,482,804 Trainline PLC (Consumer
Services)*
(a)
10,904,105
34,133 Travis Perkins PLC (Capital
Goods) 300,334
678,082 Trustpilot Group PLC (Media &
Entertainment)*
(a)
2,799,713
438,797 UNITE Group PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) 4,647,655
325,070 Weir Group PLC (The) (Capital
Goods) 9,697,110
50,716 XPS Pensions Group PLC
(Financial Services) 218,341
142,624 Zigup PLC (Transportation) 539,777
464,543,474
United States – 1.2%
465,357 Carnival PLC ADR (Consumer
Services)* 11,713,036
1,581,913 Signify NV (Capital Goods)
(a)
34,148,268
1,093,167 Sinch AB (Software &
Services)*
(a)
2,313,451
48,174,755
TOTAL COMMON STOCKS
(Cost $3,595,140,096)
3,876,469,630
Shares Description Rate Value
a
Preferred Stock – 0.2%
Germany – 0.2%
109,952 FUCHS SE
(Materials)
(Cost $4,127,503)
2.53% $ 4,997,649
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
500 4.308% 500
(Cost $500)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $3,599,268,099)
3,881,467,779
a
Securities Lending Reinvestment Vehicle – 0.3%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,721,953 4.308% 13,721,953
(Cost $13,721,953)
TOTAL INVESTMENTS – 97.5%
(Cost $3,612,990,052)
$ 3,895,189,732
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.5%
101,136,895
NET ASSETS – 100.0%
$ 3,996,326,627
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Sector Name
% of
Market
Value
Industrials 24.8%
Consumer Discretionary 15.6
Financials 15.3
Real Estate 9.6
Information Technology 7.8
Materials 7.6
Consumer Staples 6.8
Health Care 5.1
Communication Services 3.5
Energy 2.0
Utilities 1.5
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.4
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 594 03/21/25 $ 32,603,978 $ 2,094,257
FTSE 100 Index 132 03/21/25 14,175,193 624,623
Hang Seng Index 12 02/27/25 1,565,087 22,760
MSCI Singapore Index 52 02/27/25 1,497,057 40,686
SPI 200 Index 55 03/20/25 7,272,104 224,603
TOPIX Index 139 03/13/25 25,013,637 438,374
Total Futures Contracts
$ 3,445,303

Goldman Sachs International Equity Insights Funds
Schedule of Investments
January 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 16,503,695 $ 30,693,905 $ —
Asia 72,710,267 1,831,115,240 —
Europe 2,338,926 25,299,022 —
North America 44,888,137 — —
South America 91,012,341 48,699,272 —
Investment Company 19,295,585 — —
Securities Lending Reinvestment Vehicle 7,065,982 — —
Total
$ 253,814,933 $ 1,935,807,439 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 246,272 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 2,229,795 $ —
Asia 4,869,501 518,391,586 —
Europe 85,273,211 1,003,834,573 —
North America 31,365,446 138,357,703 —
Oceania 4,062,512 159,321,693 —
Investment Company 30,638 — —
Securities Lending Reinvestment Vehicle 19,097,834 — —
Total
$ 144,699,142 $ 1,822,135,350 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 650,554 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (12,280) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 64,159,579 $ 1,649,295,189 $ —
Europe 364,158,985 1,341,170,618 —
North America 11,713,036 36,461,719 —
Oceania — 411,884,928 —
South America — 2,623,225 —
Investment Company 500 — —
Securities Lending Reinvestment Vehicle 13,721,953 — —
Total
$ 453,754,053 $ 3,441,435,679 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 3,445,303 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)